CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenues:
Gaming	$ 1,190,202	$ 1,254,558	$ 1,289,656
Food and beverage	86,251	92,149	91,072
Hotel	40,873	39,609	35,892
Retail, entertainment and other	118,559	112,194	110,568
Gross revenues	1,435,885	1,498,510	1,527,188
Less-Promotional allowances	(95,857)	(99,197)	(108,809)
Net revenues	1,340,028	1,399,313	1,418,379
Operating costs and expenses:
Gaming	708,929	771,909	790,451
Food and beverage	41,575	44,949	41,515
Hotel	14,339	14,293	12,996
Retail, entertainment and other	43,859	40,723	34,846
Advertising, general and administrative	192,673	198,171	201,992
Corporate	28,122	17,379	16,704
Depreciation and amortization	80,317	85,030	90,032
Loss on disposition of assets	241	353	0
Severance	29	12,521	244
Pre-opening	687	0	0
Relinquishment liability reassessment	(249)	(11,439)	(8,805)
Total operating costs and expenses	1,110,522	1,173,889	1,179,975
Income (loss) from operations	229,506	225,424	238,404
Other income (expense):
Accretion of discount to the relinquishment liability	(4,974)	(8,248)	(11,366)
Interest income	6,271	4,492	2,732
Interest expense, net of capitalized interest	(170,150)	(146,057)	(117,710)
Loss on early exchange of debt and write-off of debt issuance costs	(11,516)	(14,326)	0
Other expense, net	(1,595)	(44)	(217)
Total other expense	(181,964)	(164,183)	(126,561)
Net income (loss)	47,542	61,241	111,843
Loss attributable to non-controlling interests	2,784	2,019	2,134
Net income attributable to Mohegan Tribal Gaming Authority	$ 50,326	$ 63,260	$ 113,977